Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The SEC adopted final rules in October 2022 to implement Section 954 of the Dodd-Frank Act, which mandates national securities exchanges and associations to establish listing standards requiring all listed companies to adopt and comply with compensation recovery (clawback) policies for incentive-based compensation received by current and former executive officers based on financial statements that are subsequently restated, and to disclose their clawback policies in accordance with SEC rules. On October 27, 2023, Nasdaq proposed its clawback listing standards that generally align with the SEC’s adopted clawback rules and require listed companies to file clawback-related disclosures in applicable SEC filings. In light of Nasdaq’s adoption of its clawback listing standards, we adopted our new Clawback Policy, which was filed as an exhibit to the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, that complies with the new SEC and Nasdaq listing standards, and provides that the Company shall recover certain incentive-based compensation of our current and former executive officers in the event the Company is required to issue restated consolidated financial statements with a qualifying accounting restatement.